DEBT (Details - Debt maturities)	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 0
2024	0
2025	0
2026	0
2027	1,420
Thereafter	148,580
Total long-term debt	$ 150,000